Non-current assets - property, plant and equipment	6 Months Ended
Dec. 31, 2024
Non-current assets - property, plant and equipment [Abstract]
Non-current assets - property, plant and equipment
Note 9. Non-current assets - property, plant and equipment
	31 Dec 2024	30 Jun 2024
	$'000	$'000

Plant and equipment - at cost	606	606
Less: Accumulated depreciation	(258)	(200)

	348	406

Reconciliations
Reconciliations of the written down values at the beginning and end of the current financial period are set out below:
$'000

Balance at 1 July 2024	406
Depreciation expense	(58)

Balance at 31 December 2024	348